Net Capital Requirements - (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Required net capital			$ 250,000
Realty Capital Securities:
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Ratio of Indebtedness to Net Capital	0.76		3.07
Net capital	25,627,000		3,420,000
Required net capital	1,294,000		700,000
Net capital in excess of required net capital	24,333,000		2,720,000
First Allied Securities, Inc.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net capital	4,777,000	[1]
Required net capital	250,000	[1]
Alternative excess net capital	4,527,000	[1]
Legend Equities Corporation:
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Ratio of Indebtedness to Net Capital	1.25
Net capital	2,684,000	[1]
Required net capital	224,000	[1]
Net capital in excess of required net capital	$ 2,460,000	[1]

[1]	The entity was not under the control of, or under common control with, the Company as of December 31, 2012.